Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 14. SUBSEQUENT EVENTS
The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.
On August 13, 2021, the Company received official notification from FountainHead Commercial Capital, providers of our $0.2 million PPP loan that the full $0.2 million was forgiven by the SBA on July 9, 2021.

NOTE 14. SUBSEQUENT EVENTS
The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.
Extension and Modification Agreement by and between Meadowood and the Exchange Bank of Alabama
On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility (with a principal balance of $3.5 million) which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026. See Note—2
Liquidity
and Note 8—
Notes Payable and Other Debt
for further information
.
Claim on behalf of the Company’s Prior Tenant’s Former Patient after the Transition
On October 4, 2021, a medical negligence and wrongful death action was filed in the State Court of Gwinnett County, Georgia, by Bonnie L. Aquilino, Traci R. Randall, and Judy W. Sturgess against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer, on behalf of, and alleging the wrongful death and medical negligence of, a patient at the facility known as Thunderbolt Transitional Care and Rehabilitation. During the patient’s dates of service, the facility was subleased to Wellington (a third-party operator) by the Company and such facility was operated by Wellington. The plaintiff is seeking an amount in excess of $10,000 for professional malpractice and an unspecified amount for the full value of the life of the patient and other compensatory damages to be determined by jury trial. The Company is indemnified by Wellington in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.
Fair Labor Standards Legal Complaint
On October 7, 2021, a violation of Fair Labor Standards action was filed in the District Court for the Southern District of Ohio, Western Division at Dayton, by Colleen Long against the Company and UVMC Nursing Care Inc. dba Koester Pavilion (the “Defendants”) on behalf of herself and all current and former non-exempt
employees employed from approximately September 30, 2018 onwards (hereinafter the “Putative Class Members”) at a facility managed by the Company alleging Defendants have failed to pay all overtime wages due. The plaintiff is seeking an order certifying the Putative Class Members as an Ohio Class and designation of the plaintiff as representative for the Ohio Class. Additionally, the plaintiff is seeking, for Putative Class Members, back pay equal to the amount of all unpaid overtime pay for three years preceding October 7, 2021 plus an additional equal amount in liquidation damages, punitive damages of not less than $150.00 for each day the violation continued, an award of 6% of the total unpaid wages or $200.00 for each instance of failure to pay wages owed within thirty days, whichever is greater, attorney’s fees and costs, and any other relief the plaintiff is entitled to. The Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.